Share-Based Compensation - Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 47,100	$ 49,507	$ 38,391
Less: income tax benefit	11,035	10,703	8,956
Share-based compensation expense, after tax	36,065	38,804	29,435
Excess tax benefit realized for the tax deductions of share-based arrangements	1,300	2,700	6,500
Cost of sales
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	3,296	2,577	40
Research and development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	7,484	6,504	4,909
Sales and marketing
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	14,495	16,076	13,630
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 21,825	$ 24,350	$ 19,812